Other Income And Other Expense	12 Months Ended
Dec. 31, 2012
Other Income And Other Expense [Abstract]
Other Income And Other Expense

Note 14 – Other Income and Other Expense

Following is detail of All other income and commissions and All other expense as presented in the Consolidated Statements of Income:

(Dollars in thousands)	2012	2011	2010
All other income and commissions:
Bankcard income	$22,384	$22,388	$19,761
Bank-owned life insurance	18,805	19,615	25,898
Other service charges	12,935	12,182	10,368
ATM interchange fees	10,528	13,690	14,169
Electronic banking fees	6,537	6,225	7,111
Letter of credit fees	5,158	6,282	6,493
Deferred compensation (a)	4,461	(517)	3,621
Gains on extinguishment of debt	-	5,761	17,060
Other	20,257	22,782	25,572
Total	$101,065	$108,408	$130,053
All other expense:
Litigation and regulatory matters	$33,313	$41,279	$2,398
Tax credit investments	18,655	20,356	22,229
Advertising and public relations	17,439	16,884	22,840
Other insurance and taxes	10,734	13,721	11,523
Travel and entertainment	8,366	8,324	9,800
Customer relations	4,578	4,908	6,994
Employee training and dues	4,525	4,770	4,634
Supplies	3,752	3,800	4,519
Bank examinations costs	3,231	4,500	4,578
Loan insurance expense	2,355	2,907	(686)
Federal service fees	999	1,435	2,610
Other	34,610	39,069	21,856
Total	$142,557	$161,953	$113,295

Certain previously reported amounts have been reclassified to agree with current presentation.

  Deferred compensation market value adjustments are mirrored by adjustments to employee compensation, incentives, and benefits expense.